Bank line of credit	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
Note 6 – Bank line of credit

On January 17, 2014, the Company entered into a revolving line of credit agreement with Cornerstone Bank, N.A.  The agreement provided for an aggregate of up to $700,000, which was increased to $900,000 on April 28, 2014, at any time outstanding pursuant to a revolving line of credit and matures on January 16, 2015.  The agreement was secured by inventory, work in process, accounts receivable, a letter of credit, and was personally guaranteed by the Company’s Chief Executive Officer/President.  Borrowings bear interest at 6% per annum, with monthly interest payments to be paid by the Company.

As part of the agreement, the Company entered into a Letter of Credit Rights Control Agreement with F&M Bank & Trust Company.  Per this agreement, if the Company were to default on the line of credit, F&M Bank & Trust Company would then be held liable to Cornerstone Bank, N.A. for the payment of the line of credit.  In addition, the Company would then owe the amount disbursed to F&M Bank & Trust Company.  As of June 30, 2014, the bank line of credit was fully paid.